Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Property, plant and equipment owned	€ 9,767	€ 10,028
Right-of-use assets	1,875	1,948
Goodwill	50,555	48,056
Other intangible assets	21,978	21,407
Investments accounted for using the equity method	710	250
Other non-current assets	3,312	3,127
Non-current income tax assets	187	175
Deferred tax assets	4,796	4,598
Non-current assets	93,180	89,589
Inventories	9,366	8,715
Accounts receivable	7,868	7,568
Other current assets	3,689	3,571
Current income tax assets	538	612
Cash and cash equivalents	6,899	10,098	[1]
Current assets	28,360	30,564
Assets held for sale or exchange	286	89
TOTAL ASSETS	121,826	120,242
Equity and liabilities
Equity attributable to equity holders of Sanofi	70,951	68,681
Equity attributable to non-controlling interests	353	350
Total equity	71,304	69,031
Long-term debt	15,942	17,123
Non-current lease liabilities	2,001	1,839
Non-current liabilities related to business combinations and to non-controlling interests	742	577
Non-current provisions and other non-current liabilities	6,181	6,721
Non-current income tax liabilities	2,029	2,039
Deferred tax liabilities	1,550	1,617
Non-current liabilities	28,445	29,916
Accounts payable	6,558	6,180
Current liabilities related to business combinations and to non-controlling interests	90	137
Current provisions and other current liabilities	11,675	11,217
Current income tax liabilities	443	309
Current lease liabilities	231	269
Short-term debt and current portion of long-term debt	3,063	3,183
Current liabilities	22,060	21,295
Liabilities related to assets held for sale or exchange	17	0
TOTAL EQUITY AND LIABILITIES	€ 121,826	€ 120,242

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.